Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Summary of Inventories

	2020	2019
Finished products	Ps. 3,694	Ps. 3,996
Raw materials	3,224	3,657
Non strategic spare parts	934	1,006
Inventories in transit	1,284	1,340
Packing materials	271	240
Other	320	299
	Ps. 9,727	Ps. 10,538

Summary of Changes in Inventories
For the years ended as of December 31, 2020, 2019 and 2018, changes in inventories are comprised of the following and included in the consolidated income statement under the cost of goods sold caption:

	2020	2019	2018
Changes in inventories of finished goods and work in progress	Ps. 23,901	Ps. 24,676	Ps. 21,457
Raw materials and consumables used	76,002	79,520	75,078
Total	Ps. 99,903	Ps. 104,196	Ps. 96,535